Document and Entity Information	12 Months Ended
Dec. 31, 2024
Registrant CIK	0000792394
Fiscal Year End	--12-31
Document Type	N-CSR/A
Entity Registrant Name	Volumetric Fund Inc
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Volumetric Fund | C000032757
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report